Form N-1A Supplement	Aug. 05, 2025
Defiance 2X Daily Long Pure Quantum ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus

and Prospectus,

each dated July 9, 2025

Effective immediately, the first sentence of the first paragraph in the section titled “Important Information About the Fund” is amended and restated as follows:

“The Defiance 2X Daily Long Pure Quantum ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively-managed group of generally between four and ten “pure quantum” company securities (described below) for a single day (the group of equity securities is referred to as the “Target Portfolio”).”